SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2022
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Summary of useful lives of property and equipment

Property	20 years
Office equipment	5 years
Electronic equipment	3 years
Vehicle	4 years
Leasehold improvement	Shorter of useful life or lease term

Summary of disaggregation of revenue

	For the Years Ended
	December 31,
	2022	2021	2020
Nature of Revenue:
Rebates and incentives offered by publishers	$1,930,188	$3,663,168	$9,430,758
Net fees from advertisers	484,910	248,392	2,480,471
Total	$2,415,098	$3,911,560	$11,911,229

Category of Revenue:
SEM services	$321,363	$2,449,120	$8,165,614
Non-SEM services	2,093,735	1,462,440	3,745,615
Total	$2,415,098	$3,911,560	$11,911,229

Summary of currency exchange rates

	December 31,	December 31,
	2022	2021
Year-end spot rate	6.8972	6.3726

	For the Years Ended
	December 31,
	2022	2021	2020
Average rate	6.7290	6.4508	6.9042